--------------------------------------------------------------------------------
                                  MARCH 1, 2000
                                                         AS REVISED | PROSPECTUS
                                SEPTEMBER 1, 2000
--------------------------------------------------------------------------------


J.P. MORGAN INSTITUTIONAL
FIXED INCOME FUNDS

Short Term Bond Fund

Bond Fund

Global Strategic Income Fund

Tax Exempt Bond Fund

New York Tax Exempt Bond Fund



                                        ----------------------------------------
                      Seeking high total return or current
                     income by investing primarily in fixed
                               income securities.

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS
J.P. Morgan Institutional Short Term Bond Fund ................................1
J.P. Morgan Institutional Bond Fund ...........................................3
J.P. Morgan Institutional Global Strategic Income Fund ........................5
J.P. Morgan Institutional Tax Exempt Bond Fund ................................7
J.P. Morgan Institutional New York Tax Exempt Bond Fund .......................9


13 | Principles and techniques common to the funds in this prospectus

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ..................................................................13
J.P. Morgan Institutional Fixed Income Funds .................................13
The spectrum of fixed income funds ...........................................13
Who may want to invest .......................................................13
Fixed income investment process ..............................................14

15 | Investing in the J.P. Morgan Institutional Fixed Income Funds

YOUR INVESTMENT
Investing through a financial professional ...................................15
Investing through an employer-sponsored retirement plan ......................15
Investing through an IRA or rollover IRA .....................................15
Investing directly ...........................................................15
Opening your account .........................................................15
Adding to your account .......................................................15
Selling shares ...............................................................16
Account and transaction policies .............................................16
Dividends and distributions ..................................................17
Tax considerations ...........................................................17

18 | More about risk and the funds' business operations

FUND DETAILS
Business structure ...........................................................18
Management and administration ................................................18
Risk and reward elements .....................................................19
Investments ..................................................................21
Financial highlights .........................................................23

FOR MORE INFORMATION .................................................back cover

J.P. MORGAN INSTITUTIONAL
SHORT TERM BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 17-20.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, and money market instruments, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index. For a description of duration, please see "Fixed Income Investment Process" on page 12.


Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities rated B or BB.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 12.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund uses futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 15 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JMSBX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $55 billion using similar strategies as the fund.


The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January 1994 and has been at J.P. Morgan since 1992.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing its assets in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

1 | J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Short Term Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 6 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year, five years and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                            Shows changes in returns by calendar year(1,2)
-------------------------------------------------------------------------------------------------------
                        1994            1995            1996           1997           1998         1999
20%
                                       10.80
10%
                                                                                      7.04
                                                                       6.40
                                                        5.10
                                                                                                  3.21
                       0.36
0%
-------------------------------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Short Term Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.32%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 3.36% (for the quarter ended 6/30/95); and the lowest quarterly return was -0.47% (for the quarter ended 3/31/94).



Average annual total return      Shows performance over time, for periods ended December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.         Past 5 yrs.         Life
of fund
J.P. Morgan Institutional Short Term Bond Fund (after expenses)             3.21               6.48
5.30
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (no expenses)                         3.06               6.51
5.42
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.26
--------------------------------------------------------------------------------
Total operating expenses                                                    0.51
Fee waiver and expense
reimbursement(4)                                                            0.21
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.30
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                       1 yr.         3 yrs.           5 yrs.          10 yrs.
Your cost($)            31             142             264              620
--------------------------------------------------------------------------------

(1) The fund commenced operations on 9/13/93. For the period 7/31/93 through 9/30/93, life of fund returns reflect performance of the Pierpont Short Term Bond Fund.

(2) The fund's fiscal year end is 10/31.



(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.30% of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 0.29% of the fund's average daily net assets.



                              J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND | 2

J.P. MORGAN INSTITUTIONAL BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 17-20.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.


INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 12.


Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 12.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund may use futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 15 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JMIBX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL BOND FUND)

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $31 billion using similar strategies as the fund.


The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

3 | J.P. MORGAN INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                         Shows changes in returns by
calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
           1990        1991        1992        1993        1994        1995         1996       1997
1998             1999
20%
                                                                      18.42
                      13.45
          10.09
10%
                                              9.98
                                                                                              9.29
                                                                                                           7.54
                                  6.53
                                                                                   3.30
0%
------------------------------------------------------------------------------------------------------------------------------------

(0.55)
                                                         (2.68)
(10%)

[ ]  J.P. Morgan Institutional Bond Fund


The fund's year-to-date total return as of 6/30/00 was 3.02%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 6.30% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.38% (for the quarter ended 3/31/94).


Average annual total return (%) Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Past 1 yr.      Past 5 yrs.              Past
10 yrs.
J.P. Morgan Institutional Bond Fund (after expenses)                  (0.55)            7.41                     7.37
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Investment Grade Bond Index (no expenses)        (0.83)            7.74                     7.05
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.21
--------------------------------------------------------------------------------
Total operating expenses                                                    0.51
Fee waiver and expense
reimbursement(4)                                                            0.01
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.50
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/30/99 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

                               1 yr.          3 yrs.         5 yrs.     10 yrs.
--------------------------------------------------------------------------------
Your cost($)                    51             163            284         640
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/26/93. Returns for the period 1/1/90 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor.

(2) The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 2/28/01.


                     J.P. MORGAN INSTITUTIONAL BOND FUND | 4

J.P. MORGAN INSTITUTIONAL
GLOBAL STRATEGIC INCOME FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 17-20.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank), that the fund believes have the potential to provide a high total return over time. The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions its duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). For a description of duration, please see fixed income investment process on page 12. At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or are the unrated equivalent).

The management team uses the process described on page 12, and also makes country allocations, based primarily on macro-economic factors. The team uses the model allocation shown at right as a basis for its sector allocation, although the actual allocations are adjusted periodically within the indicated ranges. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar investments in developed countries back to the U.S. dollar.

Principal Risks
The fund's share price and total return vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. Foreign and emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 15 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPIGX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND)

MODEL SECTOR ALLOCATION

9% international
non-dollar
(range 0-25%)

35% public/private
mortgages
(range 20-45%)

13% public/private
corporates
(range 5-25%)

16% emerging
markets
(range 0-25%)

27% high yield
corporates
(range 17-37%)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $3 billion using similar strategies as the fund.

     The portfolio management team is led by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 and Robert J. Morena, vice president, who joined J.P. Morgan in 2000. Prior to joining J.P. Morgan, Mr. Smith managed fixed income portfolios and oversaw asset allocation activities at Allied Signal, Inc. He has been on the team since the fund's inception. Prior to joining J.P. Morgan, Mr. Morena served as a managing director at Forest Investment Management where he managed fixed income portfolios. Prior to that, he served as the Department Head of The Bank of New York's Institutional Fixed Income Division.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

5 | J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Global Strategic Income Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged index used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                 Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                        1998                        1999

10%


5%
                                        2.59
                                                                    2.51
0%
--------------------------------------------------------------------------------

[ ]  J.P. Morgan Institutional Global Strategic Income Fund


The fund's year-to-date total return as of 6/30/00 was 2.27%. For the period covered by this total return chart, the fund's highest quarterly return was 3.13% (for the quarter ended 3/31/98); and the lowest quarterly return was -1.45% (for the quarter ended 9/30/98).




Average annual total return                                      Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Past 1 yr.                     Life
of fund
J.P. Morgan Institutional Global Strategic Income Fund (after expenses)             2.51
5.35
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (no expenses)                                 (0.83)
6.49
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.45
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.33
--------------------------------------------------------------------------------
Total operating expenses                                                    0.78
Fee waiver and expense
reimbursement(4)                                                            0.13
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.65
--------------------------------------------------------------------------------

Expense example(4)
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/30/99 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                          1 yr.       3 yrs.         5 yrs.           10 yrs.
Your cost($)               66           236            420              954
--------------------------------------------------------------------------------

(1) The fund commenced operations on 3/14/97 and performance is calculated as of 3/31/97.

(2) The fund's fiscal year is 10/31.


(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.65% of the fund's average daily net assets through 2/28/01.



                      J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND | 6

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 17-20.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in high quality municipal securities that it believes have the potential to provide current income that is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 12. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 12.


Investors should be prepared for higher share price volatility than from a tax exempt fund of shorter duration. The fund's performance could also be affected by market reaction to proposed tax legislation. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JITBX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $10 billion using similar strategies as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been with the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs, and Mr. Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July of 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

7 | J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index, the fund's current benchmark. Since this index has not been in existence during all of the past ten years, the table also shows the performance of the Lehman Quality Intermediate Municipal Bond Index, the fund's previous benchmark. Both are unmanaged indices that measure municipal bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                         Shows changes in returns by
calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                  1990          1991        1992       1993      1994        1995       1996      1997
1998          1999
20%
                                                                            13.50
                              10.92
10%
                                                       9.58
                                                                                                 7.58
                                           7.47
                 6.87
                                                                                                           5.65
                                                                                       3.71
0%
------------------------------------------------------------------------------------------------------------------------------------

(0.75)
                                                                (2.53)
(10%)

[ ] J.P. Morgan Institutional Tax Exempt Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.83%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 5.16% (for the quarter ended 3/31/95); and the lowest quarterly return was 3.05% (for the quarter ended 3/31/94).



Average annual total return (%)                                  Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.             Past 5
yrs.             Past 10 yrs.
J.P. Morgan Institutional Tax Exempt Bond Fund (after expenses)            (0.75)
5.83                     6.09
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)               (0.06)
6.32                     6.63
------------------------------------------------------------------------------------------------------------------------------------
Lehman Quality Intermediate Municipal Bond Index (no expenses)              0.30
6.25                     7.79
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.23
--------------------------------------------------------------------------------
Total operating expenses                                                    0.53
Fee waiver and expense
reimbursement(4)                                                            0.03
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example(4)
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                   1 yr.       3 yrs.         5 yrs.       10 yrs.
Your cost($)        51          167             293          662
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/12/93. For the period 1/1/90 through 7/31/93 returns reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fiscal year end was 8/31.


(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 11/28/00.


                              J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND | 8

J.P. MORGAN INSTITUTIONAL NEW YORK
TAX EXEMPT BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 17-20.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in New York municipal securities that it believes have the potential to provide high current income which is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York State and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 12. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 12. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPNTX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $1.4 billion using similar strategies as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been with the team since January of 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs, and Mr. Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July of 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

9 | J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional New York Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 5 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                        Shows changes in returns by
calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                    1995                     1996                      1997
1998                      1999

20%
                   13.28
10%
                                                                       7.68
                                                                                                5.61
                                             4.21
0%
------------------------------------------------------------------------------------------------------------------------------------

(0.73)
(10%)

[ ] J.P. Morgan Institutional New York Tax Exempt Bond Fund


The fund's year-to-date total return as of 6/30/00 was 3.11%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.86% (for the quarter ended 3/31/95) and the lowest quarterly return was -1.78% (for the quarter ended 6/30/99).



Average annual total return (%)                                  Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Past 1 yr.                Life
of fund
J.P. Morgan Institutional New York Tax Exempt Bond Fund (after expenses)                (0.73)
5.30
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                            (0.06)
5.95
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.29
--------------------------------------------------------------------------------
Total operating expenses                                                    0.59
Fee waiver and expense
reimbursement(4)                                                            0.09
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.50
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                        1 yr.           3 yrs.         5 yrs.       10 yrs.
Your cost($)              51              180            320           729
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94, and returns reflect performance of the fund from 4/30/94.

(2) The fund's fiscal year end is 7/31. Prior to 1999 the fiscal year end was 3/31.


(3) The fund has a master/feeder structure as described on page 16. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes and extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 11/28/00.


                    J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND | 10

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs approximately 420 analysts and portfolio managers around the world and has approximately $369 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS
These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS
The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

o the types of securities they hold

o the tax status of the income they offer

o the relative emphasis on current income versus total return


Potential risk and return

                              Return (after taxes)
--------------------------------------------------------------------------------
                      Global Strategic Income Fund  o


                        o New York Tax Exempt Bond Fund*

                                   o  Tax Exempt Bond Fund*



                          o Bond Fund


                o Short Term Bond Fund
--------------------------------------------------------------------------------
                                      Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

--------------------------------------------------------------------------------
Who May Want to Invest The funds are designed for investors who:

o want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax


o with regard to the New York Tax Exempt Bond Fund, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York


The funds are not designed for investors who:

o are investing for aggressive long-term growth

o require stability of principal

o with regard to the Global Strategic Income Fund, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA

11 | FIXED INCOME MANAGEMENT APPROACH

[GRAPHIC OMITTED]
The funds invest across a range of
different types of securities

[GRAPHIC OMITTED]
Each fund makes its portfolio decisions
as described earlier in this prospectus

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control each fund's sensitivity
to interest rates

FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. Each fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


                                           FIXED INCOME MANAGEMENT APPROACH | 12

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:


o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $5,000,000 for the Short Term Bond, Bond, Tax Exempt Bond and New York Tax Exempt Bond funds and $1,000,000 for the Global Strategic Income Fund and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.


o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT
  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:


  Morgan Guaranty Trust Company of New York-Delaware
  Routing number: 031-100-238
  Credit: J.P.M. Institutional Shareholder Services
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name


  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT
  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.


13 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES
  By phone -- wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

  Redemption In Kind
o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange, after the close of trading on that exchange, that would materially impact a security's value at the time each fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.



--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.


                                                            YOUR INVESTMENT | 14

--------------------------------------------------------------------------------
Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
Transaction                                          Tax status
--------------------------------------------------------------------------------
Income dividends from the                            Exempt from federal, state,
New York Tax Exempt Bond                             and New York City personal
Fund                                                 income taxes for New York
                                 residents only
--------------------------------------------------------------------------------
Income dividends from the                            Exempt from federal
Tax Exempt Bond Fund                                 personal income taxes
--------------------------------------------------------------------------------
Income dividends from                                Ordinary income
all other funds
--------------------------------------------------------------------------------
Short-term capital gains                             Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                              Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                                Capital gains or losses
shares owned for more
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                                Gains are treated as
shares owned for one year                            ordinary income; losses are
or less                                              subject to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond and New York Tax Exempt Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


15 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------


BUSINESS STRUCTURE
As noted earlier, each fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.


MANAGEMENT AND ADMINISTRATION
The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                            Percentage of the master
                         portfolio's average net assets
--------------------------------------------------------------------------------
Short Term Bond                                          0.25%
--------------------------------------------------------------------------------
Bond                                                     0.30%
--------------------------------------------------------------------------------
Global Strategic Income                                  0.45%
--------------------------------------------------------------------------------
Tax Exempt Bond                                          0.30%
--------------------------------------------------------------------------------
New York Tax Exempt Bond                                 0.30%
--------------------------------------------------------------------------------
Administrative services                      Master portfolio's and fund's pro-
(fee shared with Funds                       rata portions of 0.09% of the
Distributor, Inc.)                           first $7 billion in J.P. Morgan-
                                             advised portfolios, plus 0.04% of
                                             average net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                         0.10% of each fund's average
                                             net assets
--------------------------------------------------------------------------------


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

                                                               FUND DETAILS | 16

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                             Potential rewards                              Policies to balance risk
and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o Each fund's share price, yield, and       o Bonds have generally outperformed            o Under normal circumstances the funds
  total return will fluctuate in              money market investments over the long         plan to remain fully invested in bonds
  response to bond market movements           term, with less risk than stocks               and other fixed income securities as
                                                                                             noted in the table on pages 19-20
o The value of most bonds will fall when o Most bonds will rise in value when
  interest rates rise; the longer a           interest rates fall                          o The funds seek to limit risk and
  bond's maturity and the lower its                                                          enhance total return or yields through
  credit quality, the more its value        o Mortgage-backed and asset-backed               careful management, sector allocation,
  typically falls                             securities can offer attractive                individual securities selection, and
                                              returns                                        duration management
o Adverse market conditions may from
  time to time cause a fund to take                                                        o During severe market downturns, the
  temporary defensive positions that are                                                     funds have the option of investing up
  inconsistent with its principal                                                            to 100% of assets in investment-grade
  investment strategies and may hinder a                                                     short-term securities
  fund from achieving its investment
  objective                                                                                o J.P. Morgan monitors interest rate
                                                                                             trends, as well as geographic and
o Mortgage-backed and asset-backed                                                           demographic information related to
  securities (securities representing an                                                     mortgage-backed securities and
  interest in, or secured by, a pool of                                                      mortgage prepayments
  mortgages or other assets such as receivables)  could generate  capital losses or periods of low yields if they are paid off  substantially  earlier or later than anticipated
------------------------------------------------------------------------------------------------------------------------------------
Credit quality


o The default of an issuer would leave a    o Investment-grade bonds have a lower          o Each fund maintains its own policies
  fund with unpaid interest or principal      risk of default                                for balancing credit quality against
                                                                                             potential yields and gains in light of
o Junk bonds (those rated BB/Ba or          o Junk bonds offer higher yields and             its investment goals
  lower) have a higher risk of default,       higher potential gains
  tend to be less liquid, and may be                                                       o J.P. Morgan develops its own ratings
  more difficult to value                                                                    of unrated securities and makes a
                                                                                             credit quality determination for
                                                                                             unrated securities
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments


o A fund could lose money because of        o Foreign bonds, which represent a major       o Foreign bonds are a primary investment
  foreign government actions, political       portion of the world's fixed income            only for the Global Strategic Income
  instability, or lack of adequate and        securities, offer attractive potential         fund and may be a significant
  accurate information                        performance and opportunities for              investment for the Short Term Bond and
                                              diversification                                Bond funds; the Tax Exempt Bond and
o Currency exchange rate movements could                                                     New York Tax Exempt Bond funds are not
  reduce gains or create losses             o Favorable exchange rate movements              permitted to invest any assets in
                                              could generate gains or reduce losses          foreign bonds
o Currency and investment risks tend to
  be higher in emerging markets             o Emerging markets can offer higher            o To the extent that a fund invests in
                                              returns                                        foreign bonds, it may manage the
                                                                                             currency exposure of its foreign
                                                                                             investments relative to its benchmark,
                                                                                             and may hedge a portion of its foreign
                                                                                             currency exposure into the U.S. dollar
                                                                                             from time to time (see also
                                                                                             "Derivatives"); these currency
                                                                                             management techniques may not be
                                                                                             available for certain emerging markets
                                                                                               investments

------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When a fund buys securities before        o A fund can take advantage of                 o Each fund uses segregated accounts to
  issue or for delayed delivery, it           attractive transaction opportunities           offset leverage risk
  could be exposed to leverage risk if
  it does not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------


17 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                             Potential rewards                              Policies to balance risk
and reward
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o A fund could underperform its             o A fund could outperform its benchmark        o J.P. Morgan focuses its active
  benchmark due to its sector,                due to these same choices                      management on those areas where it
  securities or duration choices                                                             believes its commitment to research
                                                                                             can most enhance returns and manage
                                                                                             risks in a consistent way
------------------------------------------------------------------------------------------------------------------------------------
Derivatives


o Derivatives such as futures, options,     o Hedges that correlate well with              o The funds use derivatives, such as
  swaps and forward foreign currency          underlying positions can reduce or             futures, options, swaps and forward
  contracts that are used for hedging         eliminate losses at low cost                   foreign currency contracts for hedging
  the portfolio or specific securities                                                       and for risk management (i.e., to
  may not fully offset the underlying       o A fund could make money and protect            adjust duration or yield curve
  positions1 and this could result in         against losses if management's                 exposure, or to establish or adjust
  losses to the fund that would not have      analysis proves correct                        exposure to particular securities,
  otherwise occurred                                                                         markets, or currencies); risk
                                            o Derivatives that involve leverage              management may include management of a
o Derivatives used for risk management        could generate substantial gains at            fund's exposure relative to its
  may not have the intended effects and       low cost                                       benchmark; the Tax Exempt Bond and New
  may result in losses or missed                                                             York Tax Exempt Bond funds are
  opportunities                                                                              permitted to enter into futures and
                                                                                             options transactions, however, these
o The counterparty to a derivatives                                                          transactions result in taxable gains
  contract could default                                                                     or losses so it is expected that these
                                                                                             funds will utilize them infrequently;
o Certain types of derivatives involve                                                       forward foreign currency contracts are
  costs to the funds which can reduce                                                        not permitted to be used by the Tax
  returns                                                                                    Exempt Bond and New York Tax Exempt
                                                                                             Bond funds
o Derivatives that involve leverage
  could magnify losses                                                                     o The funds only establish hedges that
                                                                                             they expect will be highly correlated
                                                                                             with underlying positions


                                                                                           o While the funds may use derivatives
                                                                                             that incidentally involve leverage,
                                                                                             they do not use them for the specific
                                                                                             purpose of leveraging their portfolios
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When a fund lends a security, there is    o A fund may enhance income through the        o J.P. Morgan maintains a list of
  a risk that the loaned securities may       investment of the collateral received          approved borrowers
  not be returned if the borrower             from the borrower
  defaults                                                                                 o The fund receives collateral equal to
                                                                                             at least 100% of the current value of
o The collateral will be subject to the                                                      securities loaned
  risks of the securities in which it is
  invested                                                                                 o The lending agents indemnify a fund
                                                                                             against borrower default

                                                                                           o J.P. Morgan's collateral investment
                                                                                             guidelines limit the quality and
                                                                                             duration of collateral investment to
                                                                                             minimize losses

                                                                                           o Upon recall, the borrower must return
                                                                                             the securities loaned within the
                                                                                             normal settlement period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o A fund could have difficulty valuing      o These holdings may offer more                o No fund may invest more than 15% of
  these holdings precisely                    attractive yields or potential growth          net assets in illiquid holdings
                                             than comparable widely traded
o A fund could be unable to sell these        securities                                   o To maintain adequate liquidity to meet
  holdings at the time or price desired                                                      redemptions, each fund may hold
                                                                                             investment-grade short-term securities
                                                                                             (including repurchase agreements and
                                                                                             reverse repurchase agreements) and,
                                                                                             for temporary or extraordinary
                                                                                             purposes, may borrow from banks up to
                                                                                             331/3% of the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading


o Increased trading would raise a fund's     o A fund could realize gains in a short      o The funds may use short-term trading
  transaction costs                           period of time                                 to take advantage of attractive or
                                                                                             unexpected opportunities or to meet
o Increased short-term capital gains        o A fund could protect against losses if         demands generated by shareholder
  distributions would raise                   a bond is overvalued and its value             activity. The turnover rates for each
  shareholders' income tax liability          later falls                                    fund for its most recent fiscal year
                                                                                             were: Short Term Bond (398%), Bond
                                                                                             (465%), Global Strategic Income
                                                                                             (318%), Tax Exempt Bond, for the
                                                                                             eleven months ended 7/31/99 (29%) and
                                                                                             New York Tax Exempt Bond, for the four
                                                                                             months ended 7/31/99 (8%)
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 18

--------------------------------------------------------------------------------
Investments
This table discusses the customary types of investments which can be held by each fund. In each case the related types of risk are listed on the following page (see below for definitions).This table reads across two pages.


------------------------------------------------------------------------------------------------------------------------------------
Asset-backed  securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
------------------------------------------------------------------------------------------------------------------------------------
Bank obligations Negotiable  certificates of deposit, time deposits and bankers'
acceptances of domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually
discounted and are rated by S&P or Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Convertible  securities  Domestic  and  foreign  debt  securities  that  can  be converted into equity securities at a future time and price.
------------------------------------------------------------------------------------------------------------------------------------
Corporate  bonds Debt  securities of domestic and foreign  industrial,  utility, banking, and other financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes,
Freddie  Macs,  Fannie Maes) which  represent  interests in pools of  mortgages, whereby the  principal  and interest  paid every month is passed  through to the holder of the
securities.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage  dollar  rolls The  purchase  of  domestic  or foreign  mortgage-backed securities with the promise to purchase similar  securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Participation  interests Interests that represent a share of domestic or foreign bank debt or similar securities or obligations.
------------------------------------------------------------------------------------------------------------------------------------
Private  placements  Bonds or other  investments  that are sold  directly  to an institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
REITs and other  real-estate  related  instruments  Securities  of issuers  that invest in real estate or are secured by real estate.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and
at a specific price.
------------------------------------------------------------------------------------------------------------------------------------
Reverse  repurchase  agreements  Contracts whereby the fund sells a security and agrees to repurchase it from the buyer
on a particular
date and at a specific price. Considered a form of borrowing.
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational  organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
------------------------------------------------------------------------------------------------------------------------------------
Swaps  Contractual  agreement  whereby a  domestic  or foreign  party  agrees to exchange periodic payments with a
counterparty. Segregated
accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Synthetic  variable rate instruments Debt instruments  whereby the issuer agrees to exchange one security for another
in order to
change the maturity or quality of a security in the fund.
------------------------------------------------------------------------------------------------------------------------------------
Tax  exempt  municipal  securities  Securities,   generally  issued  as  general
obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely
payment of principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment.
Their  prices  are  typically  more  volatile  than  those  of some  other  debt instruments and involve certain special tax considerations.
------------------------------------------------------------------------------------------------------------------------------------

Risk related to certain investments held by J.P. Morgan Institutional fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

19 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------

          O      Permitted (and if applicable, percentage limitation)
                            percentage of total assets        - bold
                            percentage of net assets          - italic
          o      Permitted, but not typically used
          +      Permitted, but no current intention of use
          --     Not permitted

                                      Related Types of Risk
                                                                                                   Global
Tax      New York
                                                                               Short Term          Strategic
Exempt      Tax
                                                                                  Bond      Bond    Income
Bond    Exempt Bond
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                          O         O         O
o         o
------------------------------------------------------------------------------------------------------------------------------------

Domestic  Domestic
credit, currency, liquidity, political                                             O(1)      O(1)      O
oOnly     oOnly
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                      O(1)      O(1)      o
O         O
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation           O(1)      O(1)      o
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation           O(1)      O(1)      O
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,                O         O         O
+         +
natural event, political, prepayment, valuation
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,           O(1)      O(1)      O
--        --
prepayment
------------------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,        O(1,3)    O(1,3)    O(3)
--        --
prepayment
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment       O(1)      O(1)      O
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                O         O         O
O         O
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation     O         O         O
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                             O         O         O
o         o
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                             O(3)      O(3)      O(3)
o(3)      o(3)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                 O(1)      O(1)      O
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                       O(1)      O(1)      O
O         --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                                 --        --        --
O         O
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                            o         o         --
O(2)      O(2)
------------------------------------------------------------------------------------------------------------------------------------
interest rate                                                                      O         O         O
O         O
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation           O(1)      O(1)      O
O         O
------------------------------------------------------------------------------------------------------------------------------------


Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.


(2) At least 65% of the New York Tax Exempt Bond Fund's assets must be in New York municipal securities, and at least 80% of the New York Tax Exempt and Tax Exempt Bond Funds' assets must be in tax exempt securities.


(3) All forms of borrowing (including securities lending and reverse repurchase agreements) in the aggregate may not exceed 331/3% of the fund's total assets.
                                                               FUND DETAILS | 20

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by Pricewaterhouse- Coopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

Per-share data                                                              For fiscal years ended
------------------------------------------------------------------------------------------------------------------------
                                                          1995          1996          1997           1998
1999
Net asset value, beginning of year ($)                    9.60          9.83          9.85           9.84
9.96
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                               0.58          0.55          0.61           0.59
0.58
  Net realized and unrealized gain (loss)
  on investment ($)                                       0.24          0.02         (0.01)          0.12
(0.29)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                      0.82          0.57          0.60           0.71
(0.29)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                              (0.59)        (0.55)        (0.61)         (0.59)
(0.54)
  Net realized gain ($)                                     --            --            --             --
(0.04)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                  (0.59)        (0.55)        (0.61)         (0.59)
(0.58)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                          9.83          9.85          9.84           9.96
9.67
------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total return (%)                                          8.81          6.01          6.27           7.40
3.03
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                   18,916        17,810        27,375        232,986
354,267
------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                        0.45          0.37          0.25           0.25
0.29
------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                               6.09          5.69          6.19           5.84
5.51
------------------------------------------------------------------------------------------------------------------------
  Expenses without
  reimbursement (%)                                       0.67          1.37          0.96           0.62
0.51
------------------------------------------------------------------------------------------------------------------------

21 | FUND DETAILS

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL BOND FUND

Per-share data                                                                    For fiscal years ended
----------------------------------------------------------------------------------------------------------------------------------
                                                            1995           1996           1997
1998             1999
Net asset value, beginning of year ($)                      9.23           9.98           9.84
10.01            10.10
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                 0.63           0.61           0.65
0.64             0.57
  Net realized and unrealized gain (loss)
  on investment ($)                                         0.75          (0.11)          0.18
0.15            (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                        1.38           0.50           0.83
0.79               --
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                (0.63)         (0.61)         (0.64)
(0.63)           (0.57)
  Net realized gain ($)                                       --          (0.03)         (0.02)
(0.07)           (0.12)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                    (0.63)         (0.64)         (0.66)
(0.70)           (0.69)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                            9.98           9.84          10.01
10.10             9.41
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           15.50           5.21           8.78
8.18             0.03
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                    438,610        836,066        912,054
1,001,411        1,041,330
----------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                          0.47           0.50           0.50
0.49             0.50
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                 6.62           6.28           6.59
6.32             5.92
----------------------------------------------------------------------------------------------------------------------------------
  Expenses without
  reimbursement (%)                                         0.52           0.53           0.50
0.50             0.51
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

Per-share data                                                              For fiscal years ended
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1997(1)
1998             1999
Net asset value, beginning of year ($)                                                   10.00
10.16             9.72
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                               0.46
0.75             0.62
  Net realized and unrealized gain (loss)
  on investment ($)                                                                       0.15
(0.45)           (0.37)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                      0.61
0.30             0.25
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                                              (0.45)
(0.70)           (0.62)
  Net realized gain ($)                                                                     --
(0.02)              --
  Return of capital                                                                         --
(0.02)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                                  (0.45)
(0.74)           (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                                         10.16
9.72             9.35
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                          6.15(2)
2.91             2.62
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                                                  105,051
223,700          183,085
----------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                                                        0.65(3)
0.65             0.65
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                                               7.12(3)
6.59             6.70
----------------------------------------------------------------------------------------------------------------------------------
  Expenses without
  reimbursement (%)                                                                       1.18(3)
0.83             0.78
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 3/17/97. (2) Not annualized.
(3)  Annualized.

                                                               FUND DETAILS | 22

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

For the 11

months
Per-share data                                   For fiscal periods
ended                                                ended
------------------------------------------------------------------------------------------------------------------------------------
                                                   8/31/95        8/31/96        8/31/97       8/31/98
7/31/99       1/31/00
                                                                                       (unaudited)
Net asset value, beginning of period ($)             9.75          10.01           9.92         10.12
10.38         10.07
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                          0.49           0.48           0.48          0.47
0.41          0.22
  Net realized and unrealized gain (loss)
  on investment ($)                                  0.26          (0.07)          0.20          0.26
(0.30)        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                 0.75           0.41           0.68          0.73
0.11         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                         (0.49)         (0.48)         (0.48)        (0.47)
(0.41)        (0.22)
  Net realized gain ($)                                --          (0.02)         (0.00)(1)        --
(0.01)        (0.00)(1)
Distributions in excess of net investment income       --             --             --            --
--         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)             (0.49)         (0.50)         (0.48)        (0.47)
(0.42)        (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                  10.01           9.92          10.12         10.38
10.07          9.81
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                     8.00           4.13           7.06          7.37
1.01(2)      (0.28)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)            59,867        121,131        201,614       316,594
388,933       394,243
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                   0.50           0.50           0.50          0.50
0.503         0.503
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                          5.09           4.82           4.83          4.58
4.373         4.453
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                 0.71           0.60           0.56          0.53
0.533         0.513
------------------------------------------------------------------------------------------------------------------------------------

(1)   Less than $0.01 per share.
(2)   Not annualized.
(3)   Annualized.

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND


For the four

months
Per-share data                                                                For fiscal periods
ended                    ended
------------------------------------------------------------------------------------------------------------------------------------
                                            3/31/95(1)   3/31/96      3/31/97     3/31/98     3/31/99
7/31/99         1/31/00
                                                                                       (unaudited)
Net asset value, beginning of period ($)      10.00       10.11        10.34       10.31       10.67
10.72          10.42
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                    0.42        0.49         0.48        0.48        0.45
0.14           0.22
  Net realized and unrealized gain
(loss)
  on investment ($)                            0.11        0.25        (0.02)       0.40        0.13
(0.28)         (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)           0.53        0.74         0.46        0.88        0.58
(0.14)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                   (0.42)      (0.49)       (0.48)      (0.48)      (0.45)
(0.14)         (0.22)
  Net realized gain ($)                          --       (0.02)       (0.01)      (0.04)      (0.08)
(0.02)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)       (0.42)      (0.51)       (0.49)      (0.52)      (0.53)
(0.16)         (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)            10.11       10.34        10.31       10.67       10.72
10.42          10.17
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                               5.492       7.40         4.54        8.64        5.51
(1.25)(2)      (0.31)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       20,621     47,926       90,792     111,418     204,986
161,373        148,665
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                              0.50(3)    0.50         0.50        0.50        0.50
0.50(3)        0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                     4.65(3)    4.67         4.70        4.54        4.15
4.01(3)        4.19(3)
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)            1.05(3)    0.67         0.64        0.59        0.57
0.59(3)        0.55(3)
------------------------------------------------------------------------------------------------------------------------------------

(1)   The fund commenced operations on 4/11/94.
(2)   Not annualized.
(3)   Annualized.

23 | FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:


J.P. Morgan Institutional Short Term Bond Fund .....................................   811-07342 and 033-54642
J.P. Morgan Institutional Bond Fund ................................................   811-07342 and 033-54642
J.P. Morgan Institutional Global Strategic Income Fund .............................   811-07342 and 033-54642
J.P. Morgan Institutional Tax Exempt Bond Fund .....................................   811-07342 and 033-54642
J.P. Morgan Institutional New York Tax Exempt Bond Fund ............................   811-07342 and 033-54642


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMorgan
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J.P. Morgan Institutional Funds

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distriburor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930